Summary of Significant Accounting Polices - Additional Information (Detail)	12 Months Ended								36 Months Ended	48 Months Ended
	Mar. 31, 2023 CNY (¥) ReportingUnit shares		Mar. 31, 2023 USD ($) ReportingUnit shares	Mar. 31, 2022 CNY (¥) shares		Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares	Sep. 01, 2022 USD ($)	Apr. 01, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 28, 2022	Mar. 18, 2022 $ / shares	Dec. 09, 2018 $ / shares	May 24, 2013 $ / shares
Accounting Policies [Line Items]
Shares issued, price per share | $ / shares																			$ 0.00001
Exchange gains/(losses)	¥ (8,547,000)		$ (1,245,000)	¥ 1,214,000			¥ 5,574,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	¥ 14,264,000		2,077,000	(17,400,000)			(72,993,000)
Convenience translation exchange rate (RMB per US $1.00)	6.8676								6.8676	6.8676		6.8676
Aggregate amount of transaction price allocated to remaining performance obligations	¥ 1,501,000								¥ 1,501,000	¥ 1,501,000
Marketing expenses	17,284,000			34,365,000			46,676,000
Government grants received	7,244,000			8,608,000			15,819,000
Finance Leases	0								0	0
Employee benefit expenses			$ 23,947,000	37,586,000			30,654,000
uncertain tax position	¥ 6,680,000
Minimum percentage, appropriation to the statutory surplus fund of the after-tax profits	10.00%		10.00%
Maximum percentage of the registered capital where appropriation is not required	50.00%		50.00%
Impairment for intangible assets	¥ 21,233,000		$ 3,092,000	48,890,000			0
Goodwill impairment	63,460,000	[1]	$ 9,240,000	186,504,000	[1]		0
Short term borrowings	¥ 0								0	0		$ 0			¥ 10,064,000
Short term debt bearing fixed interest rate percentage															6.80%
Number of reporting units | ReportingUnit	1		1
Prepaid rent														¥ 2,920,000
Operating lease liabilities	¥ 3,407,000								3,407,000	3,407,000				13,507,000
Operating lease assets	5,441,000								¥ 5,441,000	5,441,000		$ 792,000		¥ 16,427,000	¥ 0
Open Market
Accounting Policies [Line Items]
Stock Repurchased During Period, Value	¥ 1,333,000		$ 198,000	¥ 9,689,000		$ 1,502,000	24,362,000	$ 3,642,000
Stock Repurchase Weighted Average Price | $ / shares						$ 0.06		$ 0.08				$ 0.01
From Certain Shareholders
Accounting Policies [Line Items]
Stock Repurchased During Period, Value							¥ 95,496,000	$ 13,799,000
Stock Repurchase Weighted Average Price | $ / shares								$ 0.09
Class A Ordinary Shares
Accounting Policies [Line Items]
Shares issued, price per share | $ / shares						$ 0.00001						0.00001						$ 0.00001
Number of ordinary shares represented by each ADS | shares	300		300
Class A Ordinary Shares | Open Market
Accounting Policies [Line Items]
Stock Repurchased During Period, Shares | shares	29,778,000		29,778,000	25,644,050		25,644,050	44,555,900	44,555,900	110,434,025
Stock Repurchased During Period, Value										¥ 41,950,000	$ 6,294,000
Stock Repurchase Weighted Average Price | $ / shares												0.06
Class A Ordinary Shares | From Certain Shareholders
Accounting Policies [Line Items]
Stock Repurchased During Period, Shares | shares							161,960,075	161,960,075		161,960,075	161,960,075
Stock Repurchased During Period, Value										¥ 95,496,000	$ 13,799,000
Stock Repurchase Weighted Average Price | $ / shares												$ 0.09
ADR [Member]
Accounting Policies [Line Items]
Shares issued, price per share | $ / shares																	$ 0.00001
Depository receipt listing ratio																300	25
Statutory Reserves
Accounting Policies [Line Items]
Appropriations to statutory surplus fund and other reserve funds	¥ 0			¥ 0			¥ 701,000
American Depository Shares [Member]
Accounting Policies [Line Items]
Stock repurchase authorized value | $													$ 10,000,000
Maximum
Accounting Policies [Line Items]
Loan receivable term	12 months		12 months
Lease term	3 years								3 years	3 years		3 years		1 year
Minimum
Accounting Policies [Line Items]
Loan receivable term	1 month		1 month
Lease term	1 year								1 year	1 year		1 year

[1]	Goodwill impairment